SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS (Details) € in Thousands, ₪ in Thousands, د.إ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 AED (د.إ)
Financial Instruments And Risk Management
Change in tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on net loss	$ 27	₪ 219		$ 15	د.إ 1	$ 38	₪ 275	€ 16	$ 10